April 20, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

RE:	Merk Gold Trust
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Merk Gold Trust (the “Trust”), we are transmitting for filing a registration statement on Form S-1 pursuant to the Securities Act of 1933, as amended.

In connection with the filing of the registration statement, the Trust has paid a filing fee of US$85,950 by wire transfer to the Securities and Exchange Commission as required pursuant to Rule 13(c) of Regulation S-T.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:	Axel Merk
Merk Investments, LLC